Non-controlling Interests - Summary of Statement of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Royalty revenues	$ 565	$ 572	$ 575
Research and development expenses	(18,347)	(14,234)	(15,873)
Administration expenses	(31,928)	(32,619)	(37,661)
Net income (loss)	12,213	(118,757)	(206,753)
PRDT
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Royalty revenues	565	572	585
Royalty expenses	(88)	(128)	(132)
Research and development expenses	(244)	(196)	(215)
Administration expenses	(946)	(1,506)	(896)
Impairment loss			(129)
Net income (loss)	(713)	(1,258)	(787)
Total non-controlling interests	$ (669)	$ (832)	$ (713)